Consolidated Statement of Mezzanine Equity and Shareholders' Deficit - USD ($)	Total	Previously Reported [Member]	Convertible Preferred Stock and Additional Paid In Capital [Member]	Convertible Preferred Stock and Additional Paid In Capital [Member] Previously Reported [Member]	Convertible Preferred Stock and Additional Paid In Capital [Member] Revision of Prior Period, Adjustment [Member]	Ordinary Stock and Additional Paid In Capital [Member]	Ordinary Stock and Additional Paid In Capital [Member] Previously Reported [Member]	Ordinary Stock and Additional Paid In Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Debenture Redemption Reserve [Member]	Debenture Redemption Reserve [Member] Previously Reported [Member]	Stock Based Compensation [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]
Mezzanine equity, beginning balance at Mar. 31, 2021				$ 12,230,712
Mezzanine equity, beginning balance (in shares) at Mar. 31, 2021				805,401
Beginning balance at Mar. 31, 2021		$ (27,095,883)					$ 303,213			$ (27,315,413)					$ (83,683)
Beginning Balance (in shares) at Mar. 31, 2021							606,425
Issuance of convertible preferred stock on conversion of convertible notes			$ 117,138
Issuance of convertible preferred stock on conversion of convertible notes, Shares			1,512
Exercise of preferred share warrants			$ 11,348,378
Exercise of preferred share warrants, Shares			140,250
Net profit attributable to ordinary shareholders	$ (9,741,832)								$ (9,741,832)
Other comprehensive income	(40,353)													$ (40,353)
Mezzanine equity, ending balance at Mar. 31, 2022	$ 23,696,228		$ 23,696,228	$ 23,696,228
Mezzanine equity, ending balance (in shares) at Mar. 31, 2022	947,163		25,774,117	947,163	24,826,954
Ending Balance (in shares) at Mar. 31, 2022						16,501,984	606,425	15,895,559
Ending Balance at Mar. 31, 2022	$ (36,878,068)	(36,878,068)				$ 303,213	$ 303,213		(37,057,245)	(37,057,245)				(124,036)	(124,036)
Issuance of Series A1 stock during the period through conversion of loan			$ 9,133,631
Issuance of Series A1 stock during the period through conversion of loan, Shares			3,797,667
Net profit attributable to ordinary shareholders	(9,529,872)								(9,529,872)
Impact of issuance/repayment of debenture									(390,856)		$ 390,856
Other comprehensive income	11,365													11,365
Mezzanine equity, ending balance at Dec. 31, 2022			$ 32,829,859
Mezzanine equity, ending balance (in shares) at Dec. 31, 2022			29,571,784
Ending Balance (in shares) at Dec. 31, 2022						16,501,984
Ending Balance at Dec. 31, 2022	(46,396,575)					$ 303,213			(46,977,973)		390,856			(112,671)
Mezzanine equity, beginning balance at Mar. 31, 2022	$ 23,696,228		$ 23,696,228	$ 23,696,228
Mezzanine equity, beginning balance (in shares) at Mar. 31, 2022	947,163		25,774,117	947,163	24,826,954
Beginning balance at Mar. 31, 2022	$ (36,878,068)	(36,878,068)				$ 303,213	$ 303,213		(37,057,245)	(37,057,245)				(124,036)	(124,036)
Beginning Balance (in shares) at Mar. 31, 2022						16,501,984	606,425	15,895,559
Issuance of convertible preferred stock on conversion of convertible notes			$ 24,006,892
Issuance of convertible preferred stock on conversion of convertible notes, Shares			514,028
Issuance of Series A1 stock during the period through rights issue			$ 458,000
Issuance of Series A1 stock during the period through rights issue, Shares			2,956
Exercise of preferred share warrants			$ 113,159
Exercise of preferred share warrants, Shares			953
Net profit attributable to ordinary shareholders	(14,024,268)								(14,024,268)
Impact of issuance/repayment of debenture									(366,786)		366,786
Other comprehensive income	57,133													57,133
Mezzanine equity, ending balance at Mar. 31, 2023	$ 48,274,279		$ 48,274,279	$ 48,274,279
Mezzanine equity, ending balance (in shares) at Mar. 31, 2023	1,465,100		39,868,173	1,465,100	38,403,073
Ending Balance (in shares) at Mar. 31, 2023						16,501,984	606,425	15,895,559
Ending Balance at Mar. 31, 2023	$ (50,845,203)	(50,845,203)				$ 303,213	$ 303,213		(51,448,299)	(51,448,299)	366,786	$ 366,786		(66,903)	(66,903)
Mezzanine equity, beginning balance at Sep. 30, 2022			$ 32,717,915	$ 32,717,915
Mezzanine equity, beginning balance (in shares) at Sep. 30, 2022			29,050,404	1,067,562	27,982,842			15,895,559
Beginning balance at Sep. 30, 2022	(46,995,797)	(46,995,797)				$ 303,213	$ 303,213		(47,257,034)	(47,257,034)	192,488	192,488		(234,464)	(234,464)
Beginning Balance (in shares) at Sep. 30, 2022						16,501,984	606,425
Issuance of convertible preferred stock on conversion of convertible notes			$ 111,944
Issuance of convertible preferred stock on conversion of convertible notes, Shares			521,380
Net profit attributable to ordinary shareholders	477,429								477,429
Impact of issuance/repayment of debenture									(198,368)		198,368
Other comprehensive income	121,793													121,793
Mezzanine equity, ending balance at Dec. 31, 2022			$ 32,829,859
Mezzanine equity, ending balance (in shares) at Dec. 31, 2022			29,571,784
Ending Balance (in shares) at Dec. 31, 2022						16,501,984
Ending Balance at Dec. 31, 2022	(46,396,575)					$ 303,213			(46,977,973)		390,856			(112,671)
Mezzanine equity, beginning balance at Mar. 31, 2023	$ 48,274,279		$ 48,274,279	$ 48,274,279
Mezzanine equity, beginning balance (in shares) at Mar. 31, 2023	1,465,100		39,868,173	1,465,100	38,403,073
Beginning balance at Mar. 31, 2023	$ (50,845,203)	$ (50,845,203)				$ 303,213	$ 303,213		(51,448,299)	$ (51,448,299)	366,786	$ 366,786		(66,903)	$ (66,903)
Beginning Balance (in shares) at Mar. 31, 2023						16,501,984	606,425	15,895,559
Issuance of Series A1 stock during the period through rights issue			$ 8,879,409
Issuance of Series A1 stock during the period through rights issue, Shares			1,558,916
Issuance of Series A1 stock during the period through conversion of loan			$ 2,662,590
Issuance of Series A1 stock during the period through conversion of loan, Shares			467,446
Net profit attributable to ordinary shareholders	(65,690,663)								(65,690,663)
Movement attributable to stock based Compensation Reserve	30,779,664												$ 30,779,664
Impact of issuance/repayment of debenture									104,304		(104,304)
Other comprehensive income	111,197													111,197
Conversion of redeemable convertible preferred stock into ordinary shares upon Business Combination			$ (59,816,278)
Conversion of redeemable convertible preferred stock into ordinary shares upon Business Combination, shares			(41,894,535)
Conversion of redeemable convertible preferred stock into ordinary shares upon Business Combination	59,816,278					$ 59,816,278
Conversion of redeemable convertible preferred stock into ordinary stock upon Business Combination, Shares						41,894,536
Issuance of ordinary shares upon Business Combination	24,860,834					$ 24,860,834
Issuance of ordinary shares upon Business Combination, Shares						10,044,309
Mezzanine equity, ending balance at Dec. 31, 2023	$ 0
Ending Balance (in shares) at Dec. 31, 2023	2,145,991					68,440,829
Ending Balance at Dec. 31, 2023	$ (967,893)					$ 84,980,325			(117,034,658)		262,482		30,779,664	44,294
Beginning balance at Sep. 30, 2023	2,540,425					$ 84,980,325			(86,524,231)		321,674		3,526,209	236,448
Beginning Balance (in shares) at Sep. 30, 2023						68,440,829
Net profit attributable to ordinary shareholders	(30,569,619)								(30,569,619)
Movement attributable to stock based Compensation Reserve	27,253,455												27,253,455
Impact of issuance/repayment of debenture									59,192		(59,192)
Other comprehensive income	(192,154)													(192,154)
Mezzanine equity, ending balance at Dec. 31, 2023	$ 0
Ending Balance (in shares) at Dec. 31, 2023	2,145,991					68,440,829
Ending Balance at Dec. 31, 2023	$ (967,893)					$ 84,980,325			$ (117,034,658)		$ 262,482		$ 30,779,664	$ 44,294